Personnel costs - Summary of Detailed Information About Stock Options (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tranche Mr. Altan
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	56,700	56,700	0
Options granted	0	0	56,700
Options forfeited	0	0	0
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	56,700	56,700	56,700
Options exercisable as of Dec. 31	56,700	56,700	0
2021 Stock Option Plan | Tranche 2021 I
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	0
Options granted	100,000
Options forfeited	0
Options exercised	0
Options expired	0
Options outstanding as of Dec. 31	100,000	0
Options exercisable as of Dec. 31	0
2020 Stock Option Plan | Tranche 2020 I
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	14,000	0
Options granted	0	14,000
Options forfeited	0	0
Options exercised	0	0
Options expired	0	0
Options outstanding as of Dec. 31	14,000	14,000	0
Options exercisable as of Dec. 31	0	0
2019 Stock Option Plan | Tranche 2019 I
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	107,100	107,400	0
Options granted	0	0	109,800
Options forfeited	13,300	300	2,400
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	93,800	107,100	107,400
Options exercisable as of Dec. 31	0	0	0
2019 Stock Option Plan | Tranche 2019 II
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	20,000	20,000	0
Options granted	0	0	20,000
Options forfeited	0	0	0
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	20,000	20,000	20,000
Options exercisable as of Dec. 31	0	0	0
2019 Stock Option Plan | Tranche 2019 III
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	14,550	0
Options granted	0	19,850
Options forfeited	2,050	5,300
Options exercised	0	0
Options expired	0	0
Options outstanding as of Dec. 31	12,500	14,550	0
Options exercisable as of Dec. 31	0	0
2019 Stock Option Plan | Tranche 2019 IV
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	53,000	0
Options granted	0	53,000
Options forfeited	0	0
Options exercised	0	0
Options expired	0	0
Options outstanding as of Dec. 31	53,000	53,000	0
Options exercisable as of Dec. 31	0	0
2019 Stock Option Plan | Tranche 2019 V
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	26,600	0
Options granted	0	26,600
Options forfeited	0	0
Options exercised	0	0
Options expired	0	0
Options outstanding as of Dec. 31	26,600	26,600	0
Options exercisable as of Dec. 31	0	0
2019 Stock Option Plan | Tranche 2019 VI
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	13,500	0
Options granted	0	13,500
Options forfeited	6,500	0
Options exercised	0	0
Options expired	0	0
Options outstanding as of Dec. 31	7,000	13,500	0
Options exercisable as of Dec. 31	0	0
2019 Stock Option Plan | Tranche 2019 VII
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	0
Options granted	6,000
Options forfeited	0
Options exercised	0
Options expired	0
Options outstanding as of Dec. 31	6,000	0
Options exercisable as of Dec. 31	0
2019 Stock Option Plan | Tranche 2019 VIII
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	0
Options granted	14,350
Options forfeited	2,000
Options exercised	0
Options expired	0
Options outstanding as of Dec. 31	12,350	0
Options exercisable as of Dec. 31	0
2019 Stock Option Plan | Tranche 2019 IX
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	0
Options granted	5,000
Options forfeited	0
Options exercised	0
Options expired	0
Options outstanding as of Dec. 31	5,000	0
Options exercisable as of Dec. 31	0
2018 Stock Option Plan | Tranche 2018
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	0	2,200	20,000
Options granted		0	0
Options forfeited		2,200	17,800
Options exercised		0	0
Options expired		0	0
Options outstanding as of Dec. 31		0	2,200
Options exercisable as of Dec. 31		0	0